Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2014	$ 700,099	$ 83	$ 0	$ 71	$ 370,201	$ 329,744
Net loss	(47,944)					(47,944)
Repurchase of preferred stock and cancelled	(590)				(590)
Share based compensation	120				120
Preferred share dividends	(14,200)					(14,200)
Common share dividends	(3,339)					(3,339)
Balance at Dec. 31, 2015	634,146	83	0	71	369,731	264,261
Net loss	(55,966)					(55,966)
Issuance of common stock	16,115	16			16,099
Repurchase of common stock	(120)		(120)
Repurchase of preferred stock and cancelled	(1,710)			(1)	(1,709)
Share based compensation	120				120
Preferred share dividends	(14,049)					(14,049)
Balance at Dec. 31, 2016	578,536	99	(120)	70	384,241	194,246
Net loss	(84,679)					(84,679)
Repurchase of preferred stock and cancelled	(114)				(114)
Tender offer redemption of preferred stock	(25,199)	3		(11)	(23,045)	(2,146)
Share based compensation	120				120
Preferred share dividends	(12,316)					(12,316)
Balance at Dec. 31, 2017	$ 456,348	$ 102	$ (120)	$ 59	$ 361,202	$ 95,105